Schedule of Investments (unaudited)	iShares® Investment Grade Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$205	$161,800
Aerospace & Defense — 1.2%
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	955	958,399
Northrop Grumman Corp., 4.75%, 06/01/43	175	177,698
Raytheon Technologies Corp., 4.88%, 10/15/40	715	729,674
		1,865,771
Agriculture — 2.3%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	66	65,936
5.38%, 01/31/44	608	575,000
5.80%, 02/14/39 (Call 08/14/38)	618	607,557
5.95%, 02/14/49 (Call 08/14/48)	61	58,667
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	566	533,075
4.91%, 04/02/30 (Call 01/02/30)	59	57,129
5.28%, 04/02/50 (Call 10/02/49)	215	186,520
Philip Morris International Inc., 6.38%, 05/16/38	615	683,978
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	266	263,778
5.85%, 08/15/45 (Call 02/15/45)	558	510,882
		3,542,522
Banks — 10.8%
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	1,090	1,058,729
4.30%, (Call 01/28/25)(a)(b)	870	789,528
4.45%, 03/03/26	480	485,795
Canadian Imperial Bank of Commerce, 0.45%, 06/22/23	818	799,504
Citigroup Inc.
4.60%, 03/09/26(c)	364	369,055
8.13%, 07/15/39	539	740,081
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	565	569,301
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	815	820,763
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	800	772,009
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	460	444,259
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	350	337,876
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	600	598,641
3.90%, 05/25/26	795	785,364
4.25%, 08/18/25	215	215,180
4.30%, 03/08/26	745	747,588
JPMorgan Chase & Co.
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	500	490,786
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	200	201,141
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	750	757,605
5.00%, (Call 08/01/24)(a)(b)	840	779,982
6.00%, (Call 08/01/23)(a)(b)	790	773,678
6.10%, (Call 10/01/24)(a)(b)	180	177,238
Series HH, 4.60%, (Call 02/01/25)(a)(b)	870	779,829
Morgan Stanley
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	910	890,733
Series F, 3.88%, 04/29/24	291	296,707
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	200	177,110
Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	$770	$759,789
3.00%, 02/19/25(c)	260	257,971
5.90%, (Call 06/15/24)(a)(b)	790	764,363
		16,640,605
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	605	612,376
Anheuser-Busch InBev Worldwide Inc.
4.60%, 06/01/60 (Call 12/01/59)	130	120,832
5.45%, 01/23/39 (Call 07/23/38)	155	165,422
8.20%, 01/15/39	302	411,494
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	164	167,734
4.60%, 05/25/28 (Call 02/25/28)	380	389,194
		1,867,052
Biotechnology — 3.3%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	314	299,421
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	745	751,218
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	920	777,315
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	360	329,120
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	680	685,723
5.65%, 12/01/41 (Call 06/01/41)	310	344,458
Illumina Inc.
0.55%, 03/23/23	40	39,157
2.55%, 03/23/31 (Call 12/23/30)	215	181,498
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	930	769,090
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	685	627,796
3.35%, 09/02/51 (Call 03/02/51)	310	218,055
3.55%, 09/02/50 (Call 03/02/50)	175	128,383
		5,151,234
Building Materials — 0.5%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	655	543,381
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	270	241,361
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	20	17,647
		802,389
Chemicals — 1.3%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	250	249,830
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	350	379,206
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	305	318,213
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	550	546,367
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	320	306,249
LYB International Finance III LLC, 3.80%, 10/01/60 (Call 04/01/60)	135	104,483
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	75	68,926
		1,973,274
Commercial Services — 1.8%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	550	455,391
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	220	192,307
3.20%, 08/15/29 (Call 05/15/29)	249	225,048
4.00%, 06/01/23 (Call 05/01/23)	145	146,157
4.15%, 08/15/49 (Call 02/15/49)	58	48,411
4.80%, 04/01/26 (Call 01/01/26)	440	450,528

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	$90	$72,853
2.90%, 10/01/30 (Call 07/01/30)	800	694,375
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	440	445,391
		2,730,461
Computers — 1.8%
Apple Inc.
2.40%, 05/03/23	300	300,372
3.00%, 02/09/24 (Call 12/09/23)	500	503,133
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	510	425,688
3.40%, 06/17/30 (Call 03/17/30)	160	143,931
4.20%, 04/15/32 (Call 01/15/32)	100	93,195
6.00%, 09/15/41(c)	287	303,140
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	200	199,498
4.38%, 05/15/30 (Call 02/15/30)	650	631,560
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	210	179,815
		2,780,332
Diversified Financial Services — 1.1%
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	500	494,335
3.75%, 03/09/27 (Call 02/09/27)	735	723,115
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	25	21,596
4.95%, 07/15/46	435	439,665
		1,678,711
Electric — 10.5%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	85	75,439
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	215	211,999
3.80%, 06/01/29 (Call 03/01/29)	560	542,975
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	130	103,140
4.00%, 03/01/48 (Call 09/01/47)	100	93,426
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	590	557,017
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	575	464,720
Series C, 3.00%, 12/01/60 (Call 06/01/60)	320	228,152
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	90	71,564
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)(c)	125	98,389
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	270	247,390
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	480	456,902
3.75%, 04/15/24 (Call 01/15/24)	410	414,009
Duke Energy Florida LLC, 3.40%, 10/01/46 (Call 04/01/46)	255	212,603
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	580	429,160
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	180	143,645
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	230	222,263
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	270	280,204
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	79	77,208
4.75%, 06/15/46 (Call 12/15/45)(c)	745	688,270
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	30	25,734
4.00%, 03/15/33 (Call 12/15/32)	740	732,339
4.20%, 09/01/48 (Call 03/01/48)	180	171,837
Security	Par (000)	Value

Electric (continued)
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	$310	$301,513
2.90%, 09/15/29 (Call 06/15/29)	560	505,380
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	170	140,227
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	510	514,572
4.05%, 04/15/30 (Call 01/15/30)	770	754,396
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	90	74,279
3.70%, 12/01/47 (Call 06/01/47)	133	121,036
3.95%, 03/01/48 (Call 09/01/47)	545	515,900
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	810	778,596
Georgia Power Co., 4.30%, 03/15/42	70	63,763
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	213	171,404
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49 (Call 12/01/48)	240	218,195
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	420	356,654
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)(c)	190	177,605
Public Service Enterprise Group Inc.
0.84%, 11/08/23 (Call 07/01/22)	310	299,778
2.88%, 06/15/24 (Call 05/15/24)	610	603,875
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	495	387,278
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	40	36,943
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	130	125,382
3.40%, 02/01/28 (Call 11/01/27)	665	644,665
4.00%, 02/01/48 (Call 08/01/47)	60	52,269
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	65	58,510
4.00%, 04/01/47 (Call 10/01/46)	720	614,955
Series A, 4.20%, 03/01/29 (Call 12/01/28)	141	138,207
Series B, 4.88%, 03/01/49 (Call 09/01/48)	208	197,074
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	107,361
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	250	250,468
3.25%, 07/01/26 (Call 04/01/26)	366	357,614
4.40%, 07/01/46 (Call 01/01/46)	700	647,952
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	230	196,241
2.63%, 03/15/51 (Call 09/15/50)	255	184,113
		16,144,590
Electronics — 0.6%
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(d)	160	150,423
1.75%, 08/09/26 (Call 07/09/26)(d)	300	267,715
2.38%, 08/09/28 (Call 06/09/28)(d)	270	233,195
2.65%, 08/09/31 (Call 05/09/31)(c)(d)	230	187,756
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	115	115,732
		954,821
Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	235	235,813
Food — 2.4%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	250	252,169
4.15%, 03/15/28 (Call 12/15/27)	730	729,446

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	$130	$131,759
5.30%, 11/01/38 (Call 05/01/38)	635	629,935
Kellogg Co.
3.25%, 04/01/26(c)	130	128,321
4.30%, 05/15/28 (Call 02/15/28)	125	126,467
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	530	581,202
6.60%, 04/01/50 (Call 10/01/49)	362	441,813
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	740	749,404
		3,770,516
Gas — 0.9%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	195	164,031
5.50%, 01/15/26 (Call 12/15/25)	195	201,289
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	355	332,557
4.38%, 05/15/47 (Call 11/15/46)	714	636,086
		1,333,963
Health Care - Products — 2.1%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	144	145,076
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	123	124,592
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	230	189,449
3.30%, 09/15/29 (Call 06/15/29)	663	607,213
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	920	756,754
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	340	292,692
3.75%, 03/15/51 (Call 09/15/50)	270	216,701
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	455	391,922
3.55%, 04/01/25 (Call 01/01/25)	490	490,202
		3,214,601
Health Care - Services — 1.7%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	790	791,441
Anthem Inc.
4.10%, 03/01/28 (Call 12/01/27)	66	66,546
4.65%, 01/15/43	200	200,242
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	190	177,261
4.95%, 10/01/44 (Call 04/01/44)	341	347,732
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	655	655,070
3.60%, 09/01/27 (Call 06/01/27)(c)	203	199,886
4.70%, 02/01/45 (Call 08/01/44)	98	92,341
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	85	84,516
		2,615,035
Holding Companies - Diversified — 2.2%
Ares Capital Corp.
3.20%, 11/15/31 (Call 08/15/31)	245	190,690
3.88%, 01/15/26 (Call 12/15/25)	808	772,723
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	115	98,382
3.40%, 01/15/26 (Call 12/15/25)	790	737,267
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(c)	260	244,691
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	270	239,016
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	185	167,572
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	550	507,027
Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.75%, 07/22/25 (Call 06/22/25)	$185	$178,185
4.25%, 01/15/26 (Call 12/15/25)	220	209,987
		3,345,540
Home Builders — 0.5%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	790	708,186
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	95	97,890
Insurance — 3.3%
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	125	110,669
American International Group Inc., 3.90%, 04/01/26(Call 01/01/26)	704	706,756
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(c)	280	231,617
4.20%, 03/17/32 (Call 12/17/31)	240	226,229
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	95	91,674
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(d)	800	767,714
3.90%, 04/05/32 (Call 01/05/32)(d)	190	180,530
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	555	438,562
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	250	222,930
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(c)	255	210,497
3.40%, 06/15/30 (Call 03/15/30)	250	226,437
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	295	238,690
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	105	106,558
Jackson Financial Inc.
1.13%, 11/22/23(c)(d)	305	294,340
3.13%, 11/23/31 (Call 08/23/31)(c)(d)	201	168,391
4.00%, 11/23/51 (Call 05/23/51)(d)	216	165,043
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	240	187,604
5.00%, 05/20/49 (Call 11/20/48)	125	124,402
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	270	218,736
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	95	87,613
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	128	127,432
		5,132,424
Internet — 0.0%
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	40	40,102
Lodging — 0.6%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	260	274,272
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	730	722,829
		997,101
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	145	146,774
4.95%, 09/15/28 (Call 06/15/28)	710	714,548
		861,322
Manufacturing — 0.8%
General Electric Co.
5.88%, 01/14/38	180	195,801

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
6.75%, 03/15/32	$647	$752,749
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	285	255,327
		1,203,877
Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61 (Call 10/01/60)	55	38,929
5.38%, 04/01/38 (Call 10/01/37)	244	229,794
5.38%, 05/01/47 (Call 11/01/46)	245	224,844
5.75%, 04/01/48 (Call 10/01/47)	100	97,016
6.38%, 10/23/35 (Call 04/23/35)	445	472,966
6.48%, 10/23/45 (Call 04/23/45)	630	650,451
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)(d)	400	298,307
2.99%, 11/01/63 (Call 05/01/63)(d)	415	299,918
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	90	91,083
5.48%, 01/25/39 (Call 07/25/38)	685	700,242
5.58%, 01/25/49 (Call 07/25/48)(c)	175	181,616
Time Warner Cable LLC
6.55%, 05/01/37	295	311,739
6.75%, 06/15/39	664	707,529
Walt Disney Co. (The), 6.20%, 12/15/34	190	224,319
		4,528,753
Mining — 1.3%
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	570	551,373
5.45%, 03/15/43 (Call 09/15/42)	40	39,345
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	483	485,862
Southern Copper Corp.
5.25%, 11/08/42	15	15,504
5.88%, 04/23/45	423	466,108
6.75%, 04/16/40	350	416,668
		1,974,860
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	905	800,826
Oil & Gas — 2.5%
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	200	200,312
3.85%, 06/01/27 (Call 03/01/27)	800	788,232
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	580	576,896
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	255	251,035
4.38%, 06/01/24 (Call 03/01/24)(d)	265	267,990
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	500	513,075
Phillips 66 Co., 4.90%, 10/01/46(d)	240	237,614
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	355	301,715
Valero Energy Corp., 6.63%, 06/15/37	680	774,734
		3,911,603
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	224	220,220
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	678	575,262
		795,482
Security	Par (000)	Value

Pharmaceuticals — 5.7%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$525	$516,814
3.25%, 10/01/22 (Call 07/01/22)	470	470,470
4.25%, 11/14/28 (Call 08/14/28)	380	385,407
4.50%, 05/14/35 (Call 11/14/34)	417	419,329
4.70%, 05/14/45 (Call 11/14/44)	290	287,593
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	845	746,418
AstraZeneca PLC
4.00%, 09/18/42	55	53,214
6.45%, 09/15/37	515	646,165
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	486	481,874
3.73%, 12/15/24 (Call 09/15/24)	494	497,930
4.67%, 06/06/47 (Call 12/06/46)	5	4,877
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	70	55,780
4.38%, 10/15/28 (Call 07/15/28)	810	822,430
4.80%, 07/15/46 (Call 01/16/46)	665	659,562
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	515	484,563
4.30%, 03/25/28 (Call 12/25/27)	455	460,670
4.78%, 03/25/38 (Call 09/25/37)	704	700,481
5.13%, 07/20/45 (Call 01/20/45)	92	93,612
Johnson & Johnson, 2.25%, 09/01/50 (Call 03/01/50)	670	486,456
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	370	361,801
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	105	105,415
		8,740,861
Pipelines — 6.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	220	195,370
3.60%, 09/01/32 (Call 06/01/32)	215	190,188
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	540	553,741
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	107	103,835
5.50%, 12/01/46 (Call 06/01/46)	80	86,180
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	380	368,907
5.10%, 02/15/45 (Call 08/15/44)	300	295,330
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	675	676,389
5.30%, 12/01/34 (Call 06/01/34)	356	364,824
5.55%, 06/01/45 (Call 12/01/44)	431	433,903
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	355	297,891
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	60	52,101
4.50%, 04/15/38 (Call 10/15/37)	790	732,012
4.88%, 06/01/25 (Call 03/01/25)	225	229,226
5.20%, 03/01/47 (Call 09/01/46)	275	261,313
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	15	13,363
3.40%, 09/01/29 (Call 06/01/29)	565	516,046
4.55%, 07/15/28 (Call 04/15/28)	625	621,785
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	789	805,647
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	170	160,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	30	28,760
5.50%, 03/01/30 (Call 03/01/25)	740	737,721

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	$130	$128,315
4.63%, 03/01/34 (Call 12/01/33)	55	55,452
4.88%, 01/15/26 (Call 10/15/25)	560	577,891
7.63%, 01/15/39	388	501,770
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	190	213,430
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	520	521,755
5.10%, 09/15/45 (Call 03/15/45)	50	48,550
6.30%, 04/15/40	502	554,154
		10,326,823
Real Estate Investment Trusts — 6.6%
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	95	93,108
American Tower Corp.
2.70%, 04/15/31 (Call 01/15/31)	130	110,287
3.38%, 10/15/26 (Call 07/15/26)	97	93,892
3.80%, 08/15/29 (Call 05/15/29)	218	205,498
4.00%, 06/01/25 (Call 03/01/25)	310	311,449
5.00%, 02/15/24	625	641,586
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	82,209
4.05%, 07/01/30 (Call 04/01/30)	640	601,429
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	105	101,777
3.70%, 06/15/26 (Call 03/15/26)	320	316,107
4.45%, 02/15/26 (Call 11/15/25)	430	435,735
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	30	28,262
3.70%, 08/15/27 (Call 05/15/27)	570	552,876
4.45%, 07/15/28 (Call 04/15/28)	231	231,244
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(c)	345	289,757
3.20%, 11/18/29 (Call 08/18/29)	311	284,792
3.40%, 02/15/52 (Call 08/15/51)	135	104,105
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	30	25,162
5.25%, 06/01/25 (Call 03/01/25)	330	330,083
5.30%, 01/15/29 (Call 10/15/28)	565	561,621
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	580	468,527
3.10%, 02/15/30 (Call 11/15/29)	270	241,559
3.75%, 07/01/27 (Call 04/01/27)	95	93,154
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	200	195,353
3.50%, 07/15/29 (Call 04/15/29)	250	238,954
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	280	224,662
2.30%, 11/15/28 (Call 09/15/28)	260	227,251
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	220	184,637
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	660	557,925
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	225	191,372
4.40%, 01/15/29 (Call 10/15/28)	560	555,991
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	50	43,989
4.00%, 06/01/25 (Call 03/01/25)	745	748,698
4.25%, 04/15/28 (Call 01/15/28)	301	301,112
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	435	424,285
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	$195	$163,800
		10,262,248
Retail — 1.7%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(c)	95	95,704
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	195	196,883
4.20%, 05/15/28 (Call 02/15/28)	700	697,932
McDonald’s Corp.
4.70%, 12/09/35 (Call 06/09/35)	165	170,598
4.88%, 12/09/45 (Call 06/09/45)	110	113,423
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	90	87,310
4.35%, 06/01/28 (Call 03/01/28)	105	106,299
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	255	260,865
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	613	606,542
4.80%, 11/18/44 (Call 05/18/44)(c)	320	294,531
		2,630,087
Semiconductors — 4.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	301	296,001
Broadcom Inc.
4.11%, 09/15/28 (Call 06/15/28)	134	130,562
4.75%, 04/15/29 (Call 01/15/29)	169	168,942
4.93%, 05/15/37 (Call 02/15/37)(d)	373	352,660
5.00%, 04/15/30 (Call 01/15/30)	417	420,056
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	675	695,757
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	25	22,775
2.45%, 04/15/28 (Call 02/15/28)	565	504,010
2.95%, 04/15/31 (Call 01/15/31)	445	383,031
Microchip Technology Inc.
4.25%, 09/01/25 (Call 09/01/22)	385	383,005
4.33%, 06/01/23 (Call 05/01/23)	535	541,244
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	650	646,269
4.98%, 02/06/26 (Call 12/06/25)	103	106,280
5.33%, 02/06/29 (Call 11/06/28)	125	128,993
NXP BV/NXP Funding LLC
4.88%, 03/01/24(c)	2	2,035
5.55%, 12/01/28	90	93,619
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	690	646,530
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/16/22)	200	194,919
1.80%, 06/01/26 (Call 05/01/26)	407	366,272
3.00%, 06/01/31 (Call 03/01/31)	165	139,147
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	550	548,023
		6,770,130
Shipbuilding — 0.5%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(d)	260	226,923
3.48%, 12/01/27 (Call 09/01/27)(c)	199	190,452
3.84%, 05/01/25 (Call 04/01/25)	186	185,317
4.20%, 05/01/30 (Call 02/01/30)	150	144,724
		747,416
Software — 3.9%
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	330	284,255
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	590	594,117

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	$495	$496,067
4.20%, 10/01/28 (Call 07/01/28)	635	628,302
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	82	69,775
2.95%, 04/01/30 (Call 01/01/30)	500	436,246
3.40%, 07/08/24 (Call 04/08/24)	550	549,409
4.38%, 05/15/55 (Call 11/15/54)	60	47,986
5.38%, 07/15/40.	1,360	1,305,708
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	545	549,924
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	766	752,127
4.50%, 05/15/25 (Call 04/15/25)	260	264,830
		5,978,746
Telecommunications — 5.7%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	153	129,322
3.50%, 06/01/41 (Call 12/01/40)	20	16,871
3.50%, 02/01/61 (Call 08/01/60)	10	7,612
3.65%, 09/15/59 (Call 03/15/59)	428	342,636
4.25%, 03/01/27 (Call 12/01/26)(c)	655	670,908
4.35%, 03/01/29 (Call 12/01/28)	220	222,677
4.85%, 03/01/39 (Call 09/01/38)	765	769,013
5.25%, 03/01/37 (Call 09/01/36)	195	210,056
5.65%, 02/15/47 (Call 08/15/46)	205	229,994
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	575	732,331
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(c)	190	180,364
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	130	105,630
4.60%, 02/23/28 (Call 11/23/27)(c)	165	165,424
4.60%, 05/23/29 (Call 02/23/29)	595	583,720
Orange SA, 9.00%, 03/01/31	313	416,948
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	110	95,489
3.00%, 02/15/41 (Call 08/15/40)	240	188,321
3.60%, 11/15/60 (Call 05/15/60)(d)	30	23,099
3.75%, 04/15/27 (Call 02/15/27)	655	646,658
3.88%, 04/15/30 (Call 01/15/30)	577	554,872
4.50%, 04/15/50 (Call 10/15/49)	160	148,818
Verizon Communications Inc.
4.27%, 01/15/36	710	701,216
4.40%, 11/01/34 (Call 05/01/34)	278	278,154
4.50%, 08/10/33	127	128,602
5.25%, 03/16/37	135	147,250
Vodafone Group PLC
5.00%, 05/30/38	445	446,141
6.15%, 02/27/37	610	687,084
		8,829,210
Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	$270	$263,992
3.90%, 11/19/29 (Call 08/19/29)	630	601,931
		865,923
Transportation — 1.8%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)(c)	328	360,236
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	130	127,548
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	430	387,154
4.55%, 04/01/46 (Call 10/01/45)	570	528,839
5.25%, 05/15/50 (Call 11/15/49)	20	20,429
Norfolk Southern Corp., 4.10%, 05/15/2121 (Call 11/15/2120)(c)	255	203,160
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	615	512,147
United Parcel Service Inc., 6.20%, 01/15/38	500	595,792
		2,735,305
Total Corporate Bonds & Notes — 97.1%
(Cost: $165,317,443)		149,748,205

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	4,047	4,046,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	1,933	1,933,000
		5,979,917
Total Short-Term Securities — 3.9%
(Cost: $5,978,294)		5,979,917

Total Investments in Securities — 101.0%
(Cost: $171,295,737)		155,728,122

Liabilities in Excess of Other Assets — (1.0)%		(1,495,628)

Net Assets — 100.0%		$154,232,494

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Perpetual security with no stated maturity date.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,424,264	$622,368	(a)	$—		$43	$242	$4,046,917	4,047	$3,010	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,373,000	—		(440,000	)(a)	—	—	1,933,000	1,933	1,573		—
						$43	$242	$5,979,917		$4,583		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$149,748,205	$—	$149,748,205
Money Market Funds	5,979,917	—	—	5,979,917
	$5,979,917	$149,748,205	$—	$155,728,122

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate